Stock-based Compensation (Narratives) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Expense	$ 36,641	$ 34,914	$ 30,588
Full Value Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized (in Shares)	6,000,000
Share Based Compensation Shares Available For Grant (in Shares)	4,004,000
Not Full Value Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Shares Authorized (in Shares)	12,000,000
Out Performance Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Expense	6,185	3,226	2,826
Out Performance Plan [Abstract]
Award vesting in three years	33.00%
Award versting in four years	33.00%
Award vesting in five years	34.00%
Compensation Cost Not Yet Recognized	11,937
Compensation Cost Recognition Period	1 year 4 months 24 days
Out Performance Plan 2015 [Member]
Out Performance Plan [Abstract]
Out of performance plan notional amount	40,000
Required award holding period after versing	1 year
Fair Value Of Awards Granted	9,120
Award Amortization Period	5 years
Out Performance Plan 2015 [Member] | Absolute [Member]
Out Performance Plan [Abstract]
Duration Of Performance Measurement Period	3 years
Required Shareholder Return Per Year	7.00%
Required Shareholder Return Three Year	21.00%
Out Performance Plan 2015 [Member] | Relative [Member]
Out Performance Plan [Abstract]
Duration Of Performance Measurement Period	3 years
Required Shareholder Return Under Relative Component	6.00%
Percentage Of Shareholder Return Under Which No Awards Will Be Earned	0.00%
Out Performance Plan 2014 [Member]
Out Performance Plan [Abstract]
Out of performance plan notional amount	50,000
Required award holding period after versing	1 year
Fair Value Of Awards Granted	8,202
Award Amortization Period	5 years
Out Performance Plan 2014 [Member] | Absolute [Member]
Out Performance Plan [Abstract]
Duration Of Performance Measurement Period	3 years
Required Shareholder Return Per Year	7.00%
Required Shareholder Return Three Year	21.00%
Out Performance Plan 2014 [Member] | Relative [Member]
Out Performance Plan [Abstract]
Duration Of Performance Measurement Period	3 years
Required Shareholder Return Under Relative Component	6.00%
Percentage Of Shareholder Return Under Which No Awards Will Be Earned	0.00%
Out Performance Plan 2013 [Member]
Out Performance Plan [Abstract]
Out of performance plan notional amount	40,000
Required award holding period after versing	1 year
Fair Value Of Awards Granted	6,814
Award Amortization Period	5 years
Out Performance Plan 2013 [Member] | Absolute [Member]
Out Performance Plan [Abstract]
Duration Of First Performance Measurement Period	2 years
Duration Of Second Performance Measurement Period	3 years
Required Shareholder Return Per Two Year	14.00%
Required Shareholder Return Three Year	21.00%
Out Performance Plan 2013 [Member] | Relative [Member]
Out Performance Plan [Abstract]
Duration Of First Performance Measurement Period	2 years
Duration Of Second Performance Measurement Period	3 years
Required Shareholder Return Under Relative Component	6.00%
Percentage Of Shareholder Return Under Which No Awards Will Be Earned	0.00%
Out Performance Plan 2012 [Member]
Out Performance Plan [Abstract]
Out of performance plan notional amount	40,000
Fair Value Of Awards Granted	12,250
Award Amortization Period	5 years
Employee Stock Option [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Expense	4,550	8,234	8,638
Out Performance Plan [Abstract]
Compensation Cost Not Yet Recognized	1,855
Compensation Cost Recognition Period	1 year 6 months 0 days
Stock options expiration term	10 years
Award Vesting Period	4 years
Share Based Compensation Employee Stock Purchase Plan Activity [Abstract]
Grant Date Fair Value Of Options (in dollars per shares)	$ 20.31	$ 17.18	$ 17.50
Cash Received From Exercise Of Stock Options	17,441	5,915	9,546
Total Intrinsic Value Of Options Excercised	18,223	3,386	40,887
Restricted Stock Units RSU [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Expense	1,303	1,344	1,604
Out Performance Plan [Abstract]
Compensation Cost Not Yet Recognized	1,468
Compensation Cost Recognition Period	1 year 8 months 12 days
Dividends Paid On Nonvested Units	88	110	200
Fair Value Of Awards Granted	1,048	857	929
Award Vesting Period	4 years
Fair Value Of Awards Vested	1,174	1,194	1,864
Restricted Operating Partnership Units Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share Based Compensation Expense	24,603	22,110	17,520
Out Performance Plan [Abstract]
Compensation Cost Not Yet Recognized	20,798
Compensation Cost Recognition Period	1 year 8 months 12 days
Dividends Paid On Nonvested Units	2,866	2,598	3,203
Fair Value Of Awards Granted	19,669	31,947	16,464
Award Vesting Period	4 years
Fair Value Of Awards Vested	$ 22,758	$ 16,404	$ 15,014